Long-term debt	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Long-term debt [text block]

17. Long-term debt

Long-term debt is comprised of the following:

	Dec. 31, 2020	Dec. 31, 2019
Senior unsecured notes (a)	$1,139,695	$991,558
Less: Unamortized transaction costs - revolving credit facilities (b)	(4,020)	(6,303)
	$1,135,675	$985,255

(a) Senior unsecured notes

Balance, January 1, 2019	$989,306
Change in fair value of embedded derivative (prepayment option)	1,079
Accretion of transaction costs and premiums	1,173
Balance, December 31, 2019	$991,558
Addition to Principal, net of $8,176 transaction costs	591,824
Principal repayments	(400,000)
Change in fair value of embedded derivative (prepayment option)	(47,169)
Write-down of unamortized transaction costs	2,315
Accretion of transaction costs and premiums	1,167
Balance, December 31, 2020	$1,139,695

On September 23, 2020, Hudbay completed an offering of $600,000 aggregate principal amount of 6.125% senior unsecured notes due April 2029 (the "2029 Notes").

Hudbay used the proceeds of the offering to satisfy and discharge all of its obligations with respect to its then outstanding $400,000 aggregate principal amount of 7.25% senior unsecured notes due 2023 (the "2023 Notes").

The unamortized transaction costs of $2,315 were expensed upon extinguishment of the 2023 Notes. The early redemption of these notes resulted in a charge of $7,252, which was recorded on the consolidated income statement (note 6g).

As at December 31, 2020, $1,200,000 aggregate principal amount of senior notes were outstanding in two series: (i) a series of 7.625% senior notes due 2025 in an aggregate principal amount of $600,000 and (ii) a series of 6.125% senior notes due 2029 in an aggregate principal amount of $600,000.

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company's subsidiaries, other than HudBay (BVI) Inc. and certain excluded subsidiaries, which include the Company's subsidiaries that own an interest in the Rosemont project and any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development. Hudbay's revolving credit facilities are secured against substantially all of the Company's assets, other than those associated with the Arizona business unit.

(b) Unamortized transaction costs - revolving credit facilities

Balance, January 1, 2019	$8,276
Accretion of transaction costs	(2,342)
Transaction costs	369
Balance, December 31, 2019	$6,303
Accretion of transaction costs	(3,062)
Write-down of unamortized transaction costs	(1,502)
Transaction costs	2,281
Balance, December 31, 2020 [1]	$4,020
[1] Balance, representing deferred transaction costs, is in an asset position.

On August 31, 2020, Hudbay completed a restructuring of its two senior secured credit facilities. The total available credit has been reduced from $550,000 to $400,000 and various financial covenants have been amended.

The unamortized transaction costs of $1,502 were expensed upon restructuring of the credit facilities.

As at December 31, 2020, the Peru business unit had $24,796 in letters of credit issued under the Peru revolving credit facility to support its reclamation obligations and the Manitoba business unit had $90,295 in letters of credit issued under the Canada revolving credit facility to support its reclamation and pension obligations. As at December 31, 2020, there were no cash advances under the credit facilities.

Surety bonds

The Arizona business unit had $8,591 in surety bonds and the Peru business unit had $20,000 in surety bonds, issued to support future reclamation and closure obligations. No cash collateral is required to be posted under these surety bonds.

Other letters of credit

The Peru business unit had $45,000 in letters of credit issued with various Peruvian financial institutions. No cash collateral is required to be posted under these letters of credit.